Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 5. Related Party Transactions

During the three months ended April 30, 2018, we incurred salary expense of $22,500 related to services provided by our CEO Christopher Brown. We paid Mr. Brown $22,500 in salary during the three months ended April 30, 2018. As of April 30, 2018, we owe Mr. Brown $89,200, which is recorded on the balance sheet in “Accounts Payable – Related Party.”

Note 4. Related Party Transactions

During the year ended January 31, 2018, we incurred salary expense of $78,000 related to services provided by our CEO Christopher Brown. We paid Mr. Brown $78,000 in salary during the year ended January 31, 2018. As of January 31, 2018, we owe Mr. Brown an additional $83,692, which is recorded on the balance sheet in “Accounts Payable – Related Party”.

As of January 31, 2017, the Company owed Christopher Brown, our CEO, $83,692 for services.